Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES	$ 641,049	$ 966,422
COST OF REVENUE	272,372	228,902
GROSS PROFIT	368,677	737,520
EXPENSES:
Salaries & Benefits	1,509,672	1,230,267
Stock-Based Compensation	719,796	341,558
Operating R&D Costs	302,043	120,638
Investor & Public Relations	666,003	621,407
Legal & Professional Service Fees	563,300	313,432
Office Expenses	324,920	272,895
Depreciation & Amortization	196,943	178,841
Other Operating Expenses	137,990	132,220
Total Expenses	4,420,667	3,211,258
OTHER INCOME (EXPENSE)
Interest Income	40,107	355
State Incentives	154,568	51,703
Change in fair value of derivative liabilities	(186,908)	354,644
Interest Expense	(161,852)	(40,228)
Debt discount amortization	(358,280)	(89,570)
Loss on Disposal of Assets	(13,161)
Total Other Income (Expense)	(525,526)	276,904
LOSS BEFORE PROVISION FOR INCOME TAXES	(4,577,516)	(2,196,834)
Provision for Income Taxes
Net Loss	$ (4,577,516)	$ (2,196,834)
Net Loss per Common Share - Basic and Diluted	$ (1.04)	$ (0.7)
Weighted Average Number of Shares Outstanding - Basic and Diluted	4,403,479	3,125,022